Property, plant and equipment - Changes in Property, Plant and Equipment by Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 3,609,937	$ 2,726,838
Changes
Additions	985,094	1,095,207
Disposals	(135)	(18)
Depreciation for the year	(312,001)	(252,747)
Impairment	(10,759)	(47,059)
Increase (decrease) in foreign currency translation difference	(1,136)	(98)
Reclassifications	0	0
Other increases (decreases)	162,645	87,814
Decreases for classification as held for sale	0	0
Subtotal	823,708	883,099
Closing balance	4,433,645	3,609,937
Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	7,678,490
Changes
Closing balance	8,820,399	7,678,490
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(4,068,553)
Changes
Closing balance	(4,386,754)	(4,068,553)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	23,481	23,482
Changes
Additions	0	0
Disposals	0	0
Depreciation for the year	0	0
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	(6)
Reclassifications	(116)	0
Other increases (decreases)	1,333	5
Decreases for classification as held for sale	0	0
Subtotal	1,217	(1)
Closing balance	24,698	23,481
Land | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	23,481
Changes
Closing balance	24,698	23,481
Land | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	285,487	273,913
Changes
Additions	9,831	0
Disposals	0	0
Depreciation for the year	(40,570)	(37,315)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(180)	(7)
Reclassifications	58,986	48,677
Other increases (decreases)	27,253	219
Decreases for classification as held for sale	0	0
Subtotal	55,320	11,574
Closing balance	340,807	285,487
Buildings | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	851,706
Changes
Closing balance	947,585	851,706
Buildings | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(566,219)
Changes
Closing balance	(606,778)	(566,219)
Other property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	62,739	34,960
Changes
Additions	21,109	545
Disposals	0	0
Depreciation for the year	(14,781)	(13,337)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(1)	(35)
Reclassifications	65,361	40,657
Other increases (decreases)	664	(51)
Decreases for classification as held for sale	0	0
Subtotal	72,352	27,779
Closing balance	135,091	62,739
Other property, plant and equipment | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	291,053
Changes
Closing balance	378,013	291,053
Other property, plant and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(228,314)
Changes
Closing balance	(242,922)	(228,314)
Transport equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	9,165	9,487
Changes
Additions	0	0
Disposals	(135)	0
Depreciation for the year	(905)	(1,155)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	(1)
Reclassifications	0	801
Other increases (decreases)	0	33
Decreases for classification as held for sale	0	0
Subtotal	(1,040)	(322)
Closing balance	8,125	9,165
Transport equipment | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	22,143
Changes
Closing balance	21,737	22,143
Transport equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(12,978)
Changes
Closing balance	(13,612)	(12,978)
Supplies and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,139	4,798
Changes
Additions	99	52
Disposals	0	0
Depreciation for the year	(1,510)	(1,809)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(3)	0
Reclassifications	1,314	1,099
Other increases (decreases)	366	(1)
Decreases for classification as held for sale	0	0
Subtotal	266	(659)
Closing balance	4,405	4,139
Supplies and accessories | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	31,132
Changes
Closing balance	32,863	31,132
Supplies and accessories | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(26,993)
Changes
Closing balance	(28,458)	(26,993)
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,158	1,355
Changes
Additions	230	8
Disposals	0	0
Depreciation for the year	(291)	(230)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	(7)
Reclassifications	278	31
Other increases (decreases)	60	1
Decreases for classification as held for sale	0	0
Subtotal	277	(197)
Closing balance	1,435	1,158
Office equipment | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	13,346
Changes
Closing balance	13,820	13,346
Office equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(12,188)
Changes
Closing balance	(12,385)	(12,188)
Network and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,605	1,872
Changes
Additions	3	208
Disposals	0	0
Depreciation for the year	(582)	(670)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	489	195
Other increases (decreases)	3	0
Decreases for classification as held for sale	0	0
Subtotal	(87)	(267)
Closing balance	1,518	1,605
Network and communication equipment | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	11,644
Changes
Closing balance	11,411	11,644
Network and communication equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(10,039)
Changes
Closing balance	(9,893)	(10,039)
Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	154,715	60,284
Changes
Additions	6,723	0
Disposals	0	0
Depreciation for the year	(21,308)	(16,603)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	21,944	111,059
Other increases (decreases)	0	(25)
Decreases for classification as held for sale	0	0
Subtotal	7,359	94,431
Closing balance	162,074	154,715
Mining assets | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	341,837
Changes
Closing balance	370,504	341,837
Mining assets | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(187,122)
Changes
Closing balance	(208,430)	(187,122)
IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,092	3,147
Changes
Additions	2,432	207
Disposals	0	(1)
Depreciation for the year	(2,261)	(890)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(1)	(3)
Reclassifications	3,231	(447)
Other increases (decreases)	(212)	79
Decreases for classification as held for sale	0	0
Subtotal	3,189	(1,055)
Closing balance	5,281	2,092
IT equipment | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	29,384
Changes
Closing balance	33,819	29,384
IT equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(27,292)
Changes
Closing balance	(28,538)	(27,292)
Energy generating assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,893	3,253
Changes
Additions	0	0
Disposals	0	0
Depreciation for the year	(625)	(749)
Impairment	0	0
Increase (decrease) in foreign currency translation difference	0	0
Reclassifications	0	389
Other increases (decreases)	1	0
Decreases for classification as held for sale	0	0
Subtotal	(624)	(360)
Closing balance	2,269	2,893
Energy generating assets | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	38,929
Changes
Closing balance	38,929	38,929
Energy generating assets | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(36,036)
Changes
Closing balance	(36,660)	(36,036)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,834,041	1,328,508
Changes
Additions	770,525	1,091,840
Disposals	0	0
Depreciation for the year		0
Impairment	0	0
Increase (decrease) in foreign currency translation difference	(305)	0
Reclassifications	(662,051)	(588,635)
Other increases (decreases)	14,918	2,328
Decreases for classification as held for sale	0	0
Subtotal	123,087	505,533
Closing balance	1,957,128	1,834,041
Assets under construction | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,834,041
Changes
Closing balance	1,957,128	1,834,041
Assets under construction | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Changes
Closing balance	0	0
Machinery, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,228,422	981,779
Changes
Additions	174,142	2,347
Disposals	0	(17)
Depreciation for the year	(229,168)	(179,989)
Impairment	(10,759)	(47,059)
Increase (decrease) in foreign currency translation difference	(646)	(39)
Reclassifications	510,564	386,174
Other increases (decreases)	118,259	85,226
Decreases for classification as held for sale	0	0
Subtotal	562,392	246,643
Closing balance	1,790,814	1,228,422
Machinery, plant and equipment | Historical cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,189,794
Changes
Closing balance	4,989,892	4,189,794
Machinery, plant and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(2,961,372)
Changes
Closing balance	$ (3,199,078)	$ (2,961,372)